COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Future annual minimum lease payments

Future annual minimum lease payments under the above lease agreements, at December 31, 2011 are as follows:

Years ending
December 31,
2012	$123,504
2013	123,504
2014	123,504
2015	125,976
2016	125,976
Thereafter	3,025,000
Total	$3,647,464